UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21893
Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Government Enhanced Income Fund (JGG)
March 31, 2008

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Sovereign Debt – 16.3% (3)

		Greece – 4.8%

5,700	EUR	Hellenic Republic	4.600%	9/20/40	A1	$8,227,314

		Turkey – 11.5%

7,100	TRY	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	4,956,644
14,000	TRY	Republic of Turkey, Government Bond	10.840%	2/15/12	BB	11,341,312
5,000	TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	BB	3,531,814

26,100		Total Turkey				19,829,770

		Total Sovereign Debt (cost $29,349,676)				28,057,084

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 32.2%

$12,550	Federal Home Loan Banks, Discount Notes	0.000%	6/16/08	Aaa	$12,497,139
10,900	Federal Home Loan Banks, Discount Notes	0.000%	6/18/08	Aaa	10,852,879
25,500	Federal Home Loan Banks, Discount Notes (4)	2.580%	7/15/08	AAA	25,513,694
6,700	Federal Home Loan Banks, Discount Notes	0.000%	9/12/08	Aaa	6,639,720

$55,650	Total U.S. Government and Agency Obligations (cost $55,476,310)				55,503,432

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 51.7% (5)

	U.S. Government and Agency Obligations – 51.4%

$8,200	Federal Home Loan Banks, Discount Notes	0.000%	4/4/08	Aaa	$8,198,189
26,800	Federal Home Loan Banks, Discount Notes	0.000%	4/9/08	Aaa	26,776,357
17,500	Federal Home Loan Banks, Discount Notes	0.000%	4/23/08	Aaa	17,475,724
12,000	Federal Home Loan Banks, Discount Notes	0.000%	4/25/08	Aaa	11,983,200
17,500	Federal Home Loan Banks, Discount Notes	0.000%	5/14/08	Aaa	17,443,353
6,700	Federal Home Loan Banks, Discount Notes	0.000%	5/16/08	Aaa	6,677,555

$88,700	Total U.S. Government and Agency Obligations (cost $88,554,378)				88,554,378

	Repurchase Agreements – 0.3%
439	Repurchase Agreement with State Street Bank, dated 3/31/08, repurchase price $439,099, collateralized by $390,000 U.S. Treasury Bonds, 5.375%, due 2/15/31, value $451,654	1.100%	4/01/08	N/A	439,086

$89,139	Total Short-Term Investments (cost $88,993,464)				88,993,464

	Total Investments (cost $173,819,450) – 100.2%				172,553,980

			Pay/Receive
		Floating Rate	Floating	Exercise	Expiration	Notional
Description	Counterparty	Index	Rate	Rate	Date	Amount	Premium	Value

	Call Swaptions Written – (0.2)%
OTC – 10-Year	Morgan Stanley	3-Month USD-LIBOR-BBA	Receive	4.190%	4/14/18	$(17,500,000)	$(187,250)	$(266,347)
Interest Rate Swap

	Total Call Swaptions (premiums received $187,250)							(266,347)

	Other Assets Less Liabilities – (0.0)%							(82,856)

	Net Assets – 100%							$172,204,777

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2008:

					Unrealized
Currency					Appreciation
Contracts to	Amount	In Exchange	Amount	Settlement	(Depreciation)
Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Australian Dollar	6,000,000	Canadian Dollar	5,460,840	4/22/08	$(150,376)
Brazilian Real	9,266,250	U.S. Dollar	5,442,731	4/02/08	163,980
Canadian Dollar	5,250,000	Swiss Franc	5,786,760	4/08/08	713,212
Canadian Dollar	5,409,480	Australian Dollar	6,000,000	4/22/08	200,395
Czech Koruna	91,339,500	Euro	3,674,155	4/22/08	84,985
Euro	3,500,000	Czech Koruna	91,339,500	4/22/08	189,756
Euro	11,000,000	U.S. Dollar	15,905,230	5/15/08	(1,429,815)
Euro	2,820,256	Iceland Krona	270,660,000	9/24/08	(938,099)
Euro	60,000	Iceland Krona	5,830,200	9/24/08	(19,034)
Euro	600,000	Iceland Krona	58,200,000	9/24/08	(191,644)
Iceland Krona	334,690,200	Euro	2,934,077	9/24/08	294,281
Indian Rupee	202,300,000	U.S. Dollar	5,000,000	6/09/08	(14,687)
Indonesian Rupiah	41,014,845,000	U.S. Dollar	4,312,812	4/04/08	(141,450)
Japanese Yen	558,075,000	U.S. Dollar	5,250,000	5/01/08	(359,769)
Mexican Peso	55,857,578	U.S. Dollar	5,148,781	4/24/08	(82,863)
New Taiwan Dollar	32,200,000	U.S. Dollar	1,000,000	4/07/08	(61,781)
New Taiwan Dollar	138,315,000	U.S. Dollar	4,292,831	4/15/08	(277,187)
New Turkish Lira	21,984,489	U.S. Dollar	17,431,406	5/14/08	1,221,926
New Turkish Lira	3,213,250	U.S. Dollar	2,500,000	5/14/08	130,825
New Turkish Lira	3,182,250	U.S. Dollar	2,500,000	5/14/08	153,681
New Zealand Dollar	6,600,000	U.S. Dollar	5,154,699	5/05/08	(2,357)
Singapore Dollar	8,000,000	U.S. Dollar	5,660,791	5/14/08	(162,972)
South African Rand	20,000,000	U.S. Dollar	2,460,902	4/21/08	8,096
South Korean Won	5,163,950,000	U.S. Dollar	5,521,760	4/22/08	304,788
Swiss Franc	5,837,318	Canadian Dollar	5,250,000	4/08/08	(764,124)
U.S. Dollar	5,522,857	Brazilian Real	9,266,250	4/02/08	(244,106)
U.S. Dollar	4,400,000	Indonesian Rupiah	40,194,000,000	4/04/08	(34,883)
U.S. Dollar	87,000	Indonesian Rupiah	820,845,000	4/04/08	2,145
U.S. Dollar	1,056,604	New Taiwan Dollar	32,200,000	4/07/08	5,177
U.S. Dollar	4,546,844	New Taiwan Dollar	138,315,000	4/15/08	23,173
U.S. Dollar	5,391,143	Colombian Peso	10,469,600,000	4/18/08	305,823
U.S. Dollar	2,566,011	South African Rand	20,000,000	4/21/08	(113,204)
U.S. Dollar	2,600,000	South African Rand	20,233,200	4/21/08	(118,594)
U.S. Dollar	5,150,063	Mexican Peso	55,857,578	4/24/08	81,581
U.S. Dollar	5,586,465	Japanese Yen	558,075,000	5/01/08	23,304
U.S. Dollar	5,138,892	New Zealand Dollar	6,600,000	5/05/08	18,164
U.S. Dollar	5,817,780	Singapore Dollar	8,000,000	5/14/08	5,983
U.S. Dollar	9,105,293	Euro	5,945,964	5/15/08	265,031
U.S. Dollar	3,000,000	Argentine Peso	9,537,000	6/17/08	(17,149)

					$(927,788)

Interest Rate Swaps outstanding at March 31, 2008:

		Fund					Unrealized
		Pay/Receive		Fixed	Fixed Rate		Appreciation
	Notional	Floating	Floating Rate	Rate	Payment	Termination	Depreciation
Counterparty	Amount	Rate	Index	(Annualized)	Frequency	Date	(U.S. Dollars)

Goldman Sachs	110,000,000 NOK	Pay	6-Month NOK LIBOR	4.810%	Annually	7/10/16	$(112,238)
HSBC Bank	34,000,000 ILS	Pay	3-Month TELBOR	5.760	Annually	11/21/17	458,171
JPMorgan	56,000,000 PLN	Pay	6-Month WIBOR	5.650	Annually	7/10/16	502,779
JPMorgan	190,000,000 MXN	Pay	28-Day MXN TIIE	8.480	28-Day	1/03/18	815,736
Morgan Stanley	395,000,000 CZK	Pay	6-Month CZK LIBOR	4.060	Annually	7/11/16	49,432
Morgan Stanley	2,100,000,000 JPY	Pay	6-Month JPY LIBOR	2.116	Semi-Annually	7/13/17	1,403,865
UBS	21,200,000 CHF	Pay	6-Month CHF LIBOR	3.443	Annually	9/24/17	492,958
UBS	11,500,000 NZD	Pay	3-Month NZD-BBR-FRA	7.620	Semi-Annually	11/28/17	172,369

							$3,783,072

Futures Contracts outstanding at March 31, 2008:

Unrealized
				Value at	Appreciation
	Contract	Number of	Contract	March 31, 2008	(Depreciation)
Type	Position	Contracts	Expiration	(U.S. Dollars)	(U.S. Dollars)

U.S. 10-Year Treasury Note	Long	152	6/08	18,080,875	$665,732

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Additional Sovereign Debt exposure is obtained from the Interest Rate Swap transactions.

(4)	Portion of investment, with an aggregate market value of $2,791,498 has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(5)	Substantially all of the Fund’s short-term investments are used as collateral for derivative transactions.

N/A	Not applicable

OTC	Over-The-Counter market transaction

CHF	Swiss Franc

CZK	Czech Koruna

EUR	Euro

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

TRY	New Turkish Lira

LIBOR	London Inter-Bank Offered Rate

NZD-BBR-FRA	New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement

TELBOR	Tel Aviv Inter-Bank Offered Rate

MXN TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate-British Bankers’ Association

WIBOR	Warsaw Inter-Bank Offered Rate

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$439,086	$172,114,894	$-	$172,553,980
Derivatives*	665,732	2,855,284	-	3,521,016
Call options written	-	(266,347)	-	(266,347)

Total	$1,104,818	$174,703,831	$-	$175,808,649

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance as of December 31, 2007	$1,546
Gains (losses):
Net realized gains (losses)	(1,546)
Net change in unrealized appreciation (depreciation)	-
Net purchases at cost (sales at proceeds)	-
Net discounts (premiums)	-
Net transfers in to (out of) at end of period fair value	-

Balance as of March 31, 2008	$-

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium, the recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $173,880,994.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$704,461
Depreciation	(2,031,475)

Net unrealized appreciation (depreciation) of investments	$(1,327,014)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Global Government Enhanced Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.